SHARE-BASED COMPENSATION - Share-based compensation related to share options (Details) ¥ in Thousands						1 Months Ended		12 Months Ended
		May 05, 2022 agreement shares	Apr. 20, 2022 shares	Mar. 31, 2022	Dec. 28, 2018 shares	Apr. 30, 2022 $ / shares shares	Jul. 31, 2020 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2018	May 31, 2024 shares	May 31, 2022 shares	Dec. 31, 2021 shares
SHARE-BASED COMPENSATION
Granted (in shares)								0	0	4,073,400
Share awards granted were cancelled								322,209	2,443,122	12,600,293
Share options granted, exercise price | $ / shares											$ 0.00002
Exercise of share options (in shares)								14,183,427	17,029,713	24,383,373
Vesting schedule of the restricted shares | ¥								¥ 0	¥ 0	¥ 0
Share-based compensation related to share options | ¥								2,726,075	3,215,549	2,425,249
Shengdu
SHARE-BASED COMPENSATION
Percentage of ownership interest acquired			51.00%
Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation related to share options | ¥								¥ 1,097,177	¥ 813,294	¥ 361,071
Class A Ordinary Shares
SHARE-BASED COMPENSATION
Ordinary shares, shares issued	[1]							3,479,616,986	3,571,960,220
Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Restriction period				3 years
Number of shares issued in acquisition			44,315,854
Restricted class A ordinary shares | First anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			30.00%
Restricted class A ordinary shares | Second anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			30.00%
Restricted class A ordinary shares | Third anniversary | Shengdu
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares			40.00%
2018 Share Option Plan
SHARE-BASED COMPENSATION
Options exercisable term												10 years
2018 Share Option Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period												1 year
2018 Share Option Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period												5 years
2018 Share Option Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Granted (in shares)					350,225,435
2020 Global Share Incentive Plan
SHARE-BASED COMPENSATION
Restriction removed on restricted shares								84,277,398	79,962,072	41,502,498	41,502,498				2,442,123
2020 Global Share Incentive Plan | Restricted share units
SHARE-BASED COMPENSATION
Options exercisable term							10 years
Granted (in shares)							80,000,000	29,718,591
Number of shares percentage on issued and outstanding							1.00%
2020 Global Share Incentive Plan | Continuous Service [Member] | Minimum
SHARE-BASED COMPENSATION
Vesting period								1 year
2020 Global Share Incentive Plan | Continuous Service [Member] | Maximum
SHARE-BASED COMPENSATION
Vesting period								5 years
2020 Global Share Incentive Plan | Performance Condition [Member] | Maximum
SHARE-BASED COMPENSATION
Granted (in shares)								14,226
2020 Global Share Incentive Plan | Class A Ordinary Shares | Maximum
SHARE-BASED COMPENSATION
Share options granted, exercise price | $ / shares						$ 0.00002
Ordinary shares, shares issued						253,246,913
2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Restriction removed on restricted shares								143,418,781	156,715,889	170,008,293	170,008,293				0
2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Maximum number of shares of the company available for issuance														125,692,439
2022 Share Incentive Plan | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Restriction period		5 years
Number of agreements | agreement		2
2022 Share Incentive Plan | Restricted class A ordinary shares | Mr. PENG Yongdong, chairman and chief executive officer
SHARE-BASED COMPENSATION
Restriction removed on restricted shares													16,416,971
2022 Share Incentive Plan | Restricted class A ordinary shares | Mr. SHAN Yigang, an executive director
SHARE-BASED COMPENSATION
Restriction removed on restricted shares													12,312,729
2022 Share Incentive Plan | Restricted class A ordinary shares | Shengdu
SHARE-BASED COMPENSATION
Restriction period		5 years
2022 Share Incentive Plan | Restricted class A ordinary shares | First anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		50.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Second anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		50.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Third anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		33.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Fourth anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		33.00%
2022 Share Incentive Plan | Restricted class A ordinary shares | Fifth anniversary
SHARE-BASED COMPENSATION
Percentage of restrictions on restricted shares		33.00%
2022 Share Incentive Plan | Mr. PENG Yongdong, chairman and chief executive officer | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares issued		71,824,250
2022 Share Incentive Plan | Mr. SHAN Yigang, an executive director | Restricted class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares issued		53,868,189

[1]	Excluding the Class A ordinary shares registered in the name of the depositary bank for future issuance of ADSs upon the exercise or vesting of awards granted under our share incentive plans and the Class A ordinary shares repurchased but not cancelled in the form of ADSs.